Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Summary of Capital Stock
As of December 31, 2023, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

As of December 31, 2022, FEMSA’s capital stock is comprised as follows:

	“B” Units	“BD” Units	Total
Units	1,417,048,500	2,161,177,770	3,578,226,270
Shares:
Series “B”	7,085,242,500	2,161,177,770	9,246,420,270
Series “D”	—	8,644,711,080	8,644,711,080
Subseries “D-B”	—	4,322,355,540	4,322,355,540
Subseries “D-L”	—	4,322,355,540	4,322,355,540
Total shares	7,085,242,500	10,805,888,850	17,891,131,350

Summary of Dividends Declared and Paid
For the years ended December 31, 2023, 2022 and 2021 the dividends declared and paid by the Company and Coca-Cola FEMSA were as follows:

	2023		2022		2021
FEMSA	Ps.	12,247	Ps.	11,358	Ps.	7,687
Coca-Cola FEMSA (100% of dividend)		12,185		11,407		10,588

For the years ended December 31, 2023, 2022 and 2021 the dividends declared and paid per share by the Company are as follows:

Series of Shares	2023		2022		2021
“B”	Ps.	0.61070	Ps.	0.56600	Ps.	0.38333
“D”		0.76340		0.70850		0.47917